INVENTORIES (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Oct. 05, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Supplies	$ 60.9	$ 86.5		$ 41.6
Raw materials	82.1	91.5		70.1
Work in process	102.8	105.8		32.9
Finished goods	423.4	445.3		143.0
Inventory, gross	669.2	729.1		287.6
LIFO reserve	(33.0)	(43.9)		(66.0)
Inventories, net	$ 636.2	$ 685.2		$ 221.6
DCP Business
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory			$ 456.4